Consolidated Statements of Common Shareholders Equity (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
DIVIDENDS DECLARED PER COMMON SHARE (in dollars per share)	$ 1.8275	$ 1.7400	$ 1.6600